Goodwill and Other Intangible Assets, net	3 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, net	Goodwill and Other Intangible Assets, net
Goodwill
The changes in the carrying amount of goodwill, net by segment follows:

(in millions)	CCM	CIT	CFT	Total
Balance as of December 31, 2020	$613.0	$835.6	$193.1	$1,641.7
Measurement period adjustments(1)	—	—	(0.2)	(0.2)
Currency translation and other	(1.5)	(0.4)	(0.6)	(2.5)
Balance as of March 31, 2021	$611.5	$835.2	$192.3	$1,639.0
(1)Refer to Note 3 for further information on goodwill resulting from recent acquisitions.
Other Intangible Assets, net
A summary of the Company's other intangible assets, net follows:

	March 31, 2021			December 31, 2020
(in millions)	Acquired Cost	Accumulated Amortization	Net Book Value	Acquired Cost	Accumulated Amortization	Net Book Value
Assets subject to amortization:
Customer relationships	$998.1	$(410.8)	$587.3	$1,000.7	$(393.7)	$607.0
Technology and intellectual property	260.9	(178.6)	82.3	263.0	(172.6)	90.4
Trade names and other	116.4	(53.4)	63.0	115.6	(48.7)	66.9
Assets not subject to amortization:
Trade names	195.8	—	195.8	196.6	—	196.6
Other intangible assets, net	$1,571.2	$(642.8)	$928.4	$1,575.9	$(615.0)	$960.9
The net book values of other intangible assets, net by reportable segment follows:

(in millions)	March 31, 2021	December 31, 2020
Carlisle Construction Materials	$288.0	$300.9
Carlisle Interconnect Technologies	372.4	384.8
Carlisle Fluid Technologies	256.0	261.3
Corporate	12.0	13.9
Total	$928.4	$960.9